DESCRIPTION OF PLAN - VESTING (Details) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF PLAN
Employee contribution, vesting percentage	100.00%
Less than one year of service
DESCRIPTION OF PLAN
Employer contribution, vesting percentage	0.00%
One year of service
DESCRIPTION OF PLAN
Employer contribution, vesting percentage	25.00%
Two years of service
DESCRIPTION OF PLAN
Employer contribution, vesting percentage	50.00%
Three years of service
DESCRIPTION OF PLAN
Employer contribution, vesting percentage	75.00%
Four or more years of service
DESCRIPTION OF PLAN
Employer contribution, vesting percentage	100.00%